Shareholder' equity - Additional Information (Details) € / shares in Units, € in Thousands				7 Months Ended	12 Months Ended
	Jun. 26, 2025 € / shares	Jun. 26, 2024 € / shares	Jun. 27, 2023 € / shares	Jul. 29, 2025 EUR (€)	Dec. 31, 2025 EUR (€) vote € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of reserves within equity [line items]
Total equity					€ 1,099,081	€ 982,887	€ 900,896	€ 732,321
Par value per share (in EUR per share) | € / shares					€ 0.02	€ 0.02
Reserves related to capitalized development costs					€ 19,343	€ 18,974
Reserve of earnings of subsidiaries and associates related to consolidation of subsidiaries with functional currency					(54,302)	21,282
Reserve of earnings of subsidiaries and associates related to designated as a hedge of exposure to variability in currency exchange rate and interest rate risk					3,593	(7,429)
Earnings (losses) of subsidiaries and associates offset against related net defined benefit liabilities					2,603	2,742
Reversed, investment derecognized or impaired, amount					(82)	55
Dividends paid (in EUR per share) | € / shares	€ 0.12	€ 0.12	€ 0.10
Dividends recognised as distributions to owners					€ 30,491	€ 30,290	€ 25,031
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					302,704,726	302,704,726	302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					154,981,350	154,981,350	154,981,350
Number of votes per share | vote					1
Share holding period for conversion					2 years
Special Voting Shares B
Disclosure of reserves within equity [line items]
Number of votes per share | vote					4
Share holding period for conversion					5 years
Special Voting Shares C
Disclosure of reserves within equity [line items]
Number of votes per share | vote					9
Share holding period for conversion					10 years
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares						50,201,247
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves					€ 92,788	€ 92,788			€ 162,066
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves					21,459	21,459
Share capital
Disclosure of reserves within equity [line items]
Total equity					9,154	9,154	€ 9,154	5,939
Treasury shares
Disclosure of reserves within equity [line items]
Total equity					(287,203)	(418,345)	(436,622)	(451,174)
Total equity attributable to shareholders of the Parent Company
Disclosure of reserves within equity [line items]
Total equity					1,031,011	916,120	840,294	€ 678,949
Dividends recognised as distributions to owners				€ 30,491	30,491	30,290	€ 25,031
Legal reserves
Disclosure of reserves within equity [line items]
Total equity					€ (28,845)	€ 35,624